Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (118,622)	$ (77,486)	$ (116,221)
Exploration costs	(740)	(731)	(785)
Other operating expenses	(26,894)	(25,538)	(27,255)
Other operating expenses, Non-current operating liabilities (allowances) reversals	1,299	778	1,152
Other operating expenses, Current operating liabilities (allowances) reversals	(30)	(77)	(157)
OPERATING EXPENSES	(146,256)	(103,755)	(144,261)
Research and development costs	$ 824	$ 895	$ 968
Research and development costs as a percentage of sales	0.40%
Number of staff dedicated to research and development activities | employee	3,830	4,088	4,339